Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Basis of presentation

Basis of Presentation:  The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and with the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation:  The consolidated financial statements include the accounts of the Company and its four wholly-owned subsidiaries. All significant intercompany transactions have been eliminated.

Use of estimates

Use of estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

Concentration of credit risk

Concentration of credit risk:  Accounts receivable subjects the Company to concentrations of credit risk. Fourteen and thirteen customers accounted for all gross revenue in the year ended December 31, 2017 and 2016, respectively, and accounts receivable at December 31, 2017 and 2016 were due from fourteen and eleven customers, respectively. Three customers accounted for 93% of the net revenue for the year ended December 31, 2017 and two customers accounted for 82% of the net revenue for the year ended December 31, 2016, and three customers accounted for 94% and 98% of the accounts receivable at December 31, 2017 and 2016, respectively. Four customers accounted for substantially all revenue in the year ended December 31 2015.

Segment information

Segment information:  Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the development, manufacturing and commercialization of pharmaceuticals.

Reclassifications	Reclassifications: Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current period’s presentation.
Liquidity

Liquidity:  During 2017, 2016 and 2015, the Company produced operating losses and used cash to fund operations. Management intends to achieve profitability through revenue growth from pharmaceutical products developed with the Company’s extended-release technologies. The Company does not anticipate it will be profitable until after the successful commercialization of its approved products, Adzenys XR-ODT, Cotempla XR-ODT and Adzenys ER. Accordingly, management has performed the review required for going concern accounting and believes the Company presently has sufficient liquidity to continue to operate for the next twelve months after the filing of this Report on Form 10-K.

Cash equivalents

Cash equivalents:  The Company invests its available cash balances in bank deposits and money market funds. The Company considers highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. Management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. The Company’s primary objectives for investment of available cash are the preservation of capital and the maintenance of liquidity.

Short-term investments

Short-term investments:  Short-term investments consist of debt securities that have original maturities greater than three months but less than or equal to one year and are classified as available-for-sale securities. Such securities are carried at estimated fair value, with any unrealized holding gains or losses reported as accumulated other comprehensive loss. Any tax effects are currently and have historically been insignificant. Realized gains and losses, and declines in value judged to be other-than-temporary, if any, are included in other income (expense) in the consolidated results of operations. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in fair value charged to earnings in that period, and a new cost basis for the security is established. Dividend and interest income are recognized in other income when earned. The cost of securities sold is calculated using the specific identification method. The Company places all investments with government agencies, or corporate institutions whose debt is rated as investment grade. The Company classifies all available-for-sale marketable securities with maturities greater than one year from the balance sheet date, if any, as non-current assets.

Allowance for doubtful accounts

Allowance for doubtful accounts:  The allowance for doubtful accounts is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management determines the adequacy of the allowance based on reviews of individual accounts, historical losses, existing economic conditions and estimates based on management’s judgments in specific matters. Accounts are written off as they are deemed uncollectible based on periodic review of the accounts. There is no allowance for doubtful accounts at December 31, 2017 or December 31, 2016, as management believes that all receivables are fully collectible.

Inventories

Inventories:  Inventories are stated at the lower of cost (first in, first out) or market in 2016 and, effective January 1, 2017, inventory is now required to be measured at the lower of cost (first in, first out) or net realizable value. The change to stating inventories at the lower of cost or net realizable value in 2017 was adopted prospectively and did not have a significant effect on the Company’s ongoing financial reporting as valuing inventory at the lower of cost or net realizable value approximated the prior policy of valuing inventory at the lower of cost or market. Inventories have been reduced by an allowance for excess and obsolete inventories. Cost elements include material, labor and manufacturing overhead. Inventories consist of raw materials, work in process and finished goods.

Until objective and persuasive evidence exists that regulatory approval has been received and future economic benefit is probable, pre-launch inventories are expensed into research and development. Manufacturing costs for the production of Adzenys XR-ODT incurred after the January 27, 2016 FDA approval date are being capitalized into inventory, for the production of Cotempla XR-ODT incurred after June 30, 2017, following the FDA approval date of June 19, 2017, and for the production of Adzenys ER incurred after September 30, 2017, following the FDA approval date of September 15, 2017, are being capitalized into inventory.

Property and equipment

Property and equipment:  Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from three to ten years. Leasehold improvements are amortized using the straight-line method over the shorter of the respective lease term or the estimated useful lives of the assets.

Intangible assets

Intangible assets:  Intangible assets subject to amortization, which principally include proprietary modified-release drug delivery technology, the costs to acquire the rights to Tussionex ANDA and patents, are recorded at cost and amortized over the estimated lives of the assets, which primarily range from 10 to 20 years. The Company estimates that the patents it has filed have a future beneficial value. Therefore, costs associated with filing for its patents are capitalized. Once the patent is approved and commercial revenue realized, the costs associated with the patent are amortized over the useful life of the patent. If the patent is not approved, the costs will be expensed.

Impairment of long-lived assets

Impairment of long-lived assets:  Long-lived assets such as property and equipment and intangibles subject to amortization are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable. Such assets are also evaluated for impairment in light of the Company’s continuing losses. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset are less than the carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value. No impairment charges were recorded for the years ended December 31, 2017, 2016 or 2015.

Derivative liabilities

Derivative liabilities:  The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the Company’s financial statements. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as a liability and the change in fair value is recorded in other income (expense) in the consolidated results of operations. In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within twelve months of the balance sheet date.

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption and are classified in interest expense in the consolidated results of operations.

Revenue recognition

Revenue recognition:  Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services at a point in time. The Company makes estimates of the net sales price, including estimates of variable consideration (e.g., savings offers, prompt payment discounts, product returns, wholesaler fees, wholesaler chargebacks and estimated rebates) to be incurred on the selling price of the respective product sales, and recognizes the estimated amount as revenue when it transfers control of the product to its customers (e.g., upon delivery). Variable consideration is determined using either an expected value or a most likely amount method. The estimate of variable consideration is also subject to a constraint such that some or all of the estimated amount of variable consideration will only be included in the transaction price to the extent that it is probable that a significant reversal of revenue (in the context of the contract) will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Estimating variable consideration and the related constraint will require the use of significant management judgment and other market data. The Company provides for prompt payment discounts, wholesaler fees and wholesaler chargebacks based on customer contractual stipulations. The Company analyzes recent product return history and other market data obtained from its third party logistics providers (“3PLs”) to determine a reliable return rate. Additionally, management analyzes historical savings offers and rebate payments based on patient prescriptions dispensed for Adzenys XR-ODT and Cotempla XR-ODT and information obtained from third party providers to determine these respective variable considerations.

The Company sells its generic Tussionex, Adzenys XR-ODT and Cotempla XR-ODT to a limited number of pharmaceutical wholesalers, all subject to rights of return. Pharmaceutical wholesalers buy drug products directly from manufacturers. Title to the product passes upon delivery to the wholesalers, when the risks and rewards of ownership are assumed by the wholesaler (freight on board destination). These wholesalers then resell the product to retail customers such as food, drug and mass merchandisers.

Revenues for Adzenys XR-ODT, Cotempla XR-ODT and generic Tussionex for the years ended December 31, 2017, 2016 and 2015, respectively, are as follows:

	Year Ended December 31,
	2017 (as adjusted)	2016 (as adjusted)	2015
	(in thousands)
Adzenys XR-ODT	$20,377	$3,803	$—
Cotempla XR-ODT	1,590	—	—
Generic Tussionex	5,165	6,230	3,792

	$27,132	$10,033	$3,792

Net branded product sales

Net product sales for branded Adzenys XR-ODT and Cotempla XR-ODT products represent total gross product sales less gross to net sales adjustments. Gross to net sales adjustments include savings offers, prompt payment discounts, wholesaler fees, estimated rebates to be incurred on the selling price of the respective product sales and estimated allowances for product returns. The Company recognizes branded total gross product sales less gross to net sales adjustments as revenue based on shipments from 3PLs to the Company’s wholesaler customers.

Savings offers

The Company offers savings programs for Adzenys XR-ODT and Cotempla XR-ODT to patients covered under commercial payor plans in which the cost of a prescription to such patients is discounted. The Company records the amount of redeemed savings offers based on information from third-party providers against the estimated discount recorded as accrued expenses. The estimated discount is recorded as a gross to net sales adjustments at the time revenue is recognized.

Prompt payment discounts

Prompt payment discounts are based on standard programs with wholesalers and are recorded as a discount allowance against accounts receivable and as a gross to net sales adjustment at the time revenue is recognized.

Wholesale distribution fees

Wholesale distribution fees are based on definitive contractual agreements for the management of the Company’s products by wholesalers and are recorded as accrued expenses and as a gross to net sales adjustment at the time revenue is recognized.

Rebates for branded products

The Company’s products are subject to commercial managed care and government managed Medicare and Medicaid programs whereby discounts and rebates are provided to participating managed care organizations and federal and/or state governments. Calculations related to these rebate accruals are estimated based on information from third-party providers. Estimated rebates payable under such programs are recorded as a reduction of revenue at the time revenues are recorded and as accrued expenses. Historical trends of estimated rebates will be continually monitored and may result in future adjustments to such estimates.

Product returns of branded products

Wholesalers’ contractual return rights are limited to defective product, product that was shipped in error, product ordered by customer in error, product returned due to overstock, product returned due to dating or product returned due to recall or other changes in regulatory guidelines. The return policy for expired product allows the wholesaler to return such product starting six months prior to expiry date to twelve months post expiry date.

Estimated returns are recorded as accrued expenses and as a gross to net sales adjustment at the time revenue is recognized. The Company analyzed recent branded product return history and other market data obtained from the Company’s 3PLs to determine a reliable return rate.

Net generic product sales

Net product sales for generic Tussionex product represent total gross product sales less gross to net sales adjustments. Gross to net sales adjustments include prompt payment discounts, estimated allowances for product returns, wholesaler fees, estimated government rebates and estimated chargebacks to be incurred on the selling price of generic Tussionex related to the respective product sales. The Company recognizes generic Tussionex total gross product sales less gross to net sales adjustments as revenue based on shipments from 3PLs to the Company’s wholesaler customers.

Prompt payment discounts

Prompt payment discounts are based on standard programs with wholesalers and are recorded as a discount allowance against accounts receivable and as a gross to net sales adjustments at the time revenue is recognized.

Product returns of generic product

Wholesalers’ contractual return rights are limited to defective product, product that was shipped in error, product ordered by customer in error, product returned due to overstock, product returned due to dating or product returned due to recall or other changes in regulatory guidelines. The return policy for expired product allows the wholesaler to return such product starting six months prior to expiry date to twelve months post expiry date.

Estimated returns are recorded as accrued expenses and as a gross to net sales adjustments at the time revenue is recognized. Generic Tussionex product returns were estimated based upon return data available from sales of the Company’s generic Tussionex product over the past three years.

Wholesale distribution fees

Wholesale distribution fees are based on definitive contractual agreements for the management of the Company’s product by wholesalers and are recorded as accrued expenses and as a gross to net sales adjustments at the time revenue is recognized.

Rebates for generic product

The Company’s generic Tussionex product is subject to state government-managed Medicaid programs whereby discounts and rebates are provided to participating state governments. Estimated government rebates are recorded as accrued expenses and as a gross to net sales adjustments at the time revenue is recognized. Generic Tussionex government rebates are estimated based upon rebate payment data available from sales of the Company’s generic Tussionex product over the past three years. Historical trends of such rebates will be continually monitored and may result in future adjustments to such estimates.

Wholesaler chargebacks

The Company’s generic Tussionex products are subject to certain programs with wholesalers whereby pricing on products is discounted below wholesaler list price to participating entities. These entities purchase products through wholesalers at the discounted price, and the wholesalers charge the difference between their acquisition cost and the discounted price back to the Company. Estimated chargebacks are recorded as a discount allowance against accounts receivable and as a gross to net sales adjustments at the time revenue is recognized based on information provided by third parties.

Due to estimates and assumptions inherent in determining the amount of generic Tussionex returns, rebates and chargebacks, the actual amount of returns, claims for rebates and chargebacks may be different from the estimates, at which time reserves would be adjusted accordingly. Wholesale distribution fees and the allowance for prompt pay discounts are recorded at the time of shipment and such fees and allowances are recorded in the same period that the related revenue is recognized.

Research and development costs

Research and development costs:  Research and development costs are charged to operations when incurred and include salaries and benefits, facilities costs, overhead costs, raw materials, laboratory and clinical supplies, clinical trial costs, contract services, fees paid to regulatory authorities for review and approval of the Company’s product candidates and other related costs. During the third quarter of 2016, the Company reclassified its approved product and facility regulatory fees out of research and development expense and into cost of sales commensurate with the commercial launch of Adzenys XR-ODT. The Company has reclassified all such applicable regulatory fees for prior quarters and prior years out of research and development expense and into cost of goods sold in accordance with this approach.

Distribution expenses	Distribution expenses: Costs invoiced to the Company by its third party logistics firm are classified as cost of goods sold in the consolidated statements of operations.
Shipping and handling costs	Shipping and handling costs: Amounts billed to customers for shipping and handling fees for the delivery of goods are classified as cost of goods sold in the consolidated statements of operations.
Advertising costs

Advertising costs:  Advertising costs are comprised of print and electronic media placements that are expensed as incurred. The Company recognized advertising costs of $0.4 million and $7.4 million during the years ended December 31, 2017 and 2016, respectively. There was no advertising costs incurred during the year ended December 31, 2015.

Share-based compensation

Share-based compensation:  Share-based compensation awards, including grants of employee stock options, restricted stock, restricted stock units (“RSUs”) and modifications to existing stock options, are recognized in the statement of operations based on their fair values. Compensation expense related to awards to employees is recognized on a straight-line basis, based on the grant date fair value, over the requisite service period of the award, which is generally the vesting term. The fair value of the Company’s stock-based awards to employees and directors is estimated using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (1) the expected stock price volatility, (2) the expected term of the award, (3) the risk-free interest rate and (4) expected dividends.

Due to the previous lack of a public market for the trading of its common stock and a lack of company-specific historical and implied volatility data, the Company had, prior to the IPO, historically utilized third party valuation analyses to determine the fair value. After the closing of the Company’s IPO, the Company’s board of directors has determined the fair value of each share of underlying common stock based on the closing price of the Company’s common stock as reported by the NASDAQ Global Market on the date of grant.

Under new guidance for accounting for share-based payments, the Company has elected to continue estimating forfeitures at the time of grant and, if necessary, revise the estimate in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the actual expense recognized over the vesting period will only be for those options that vest. The adoption of this standard in 2017 did not have a material impact on the Company’s business, financial position, results of operations or liquidity.

Beginning in July 2016, the Company began recording stock compensation expense in the same income statement line as the cash compensation of the employee with the option in accordance with Staff Accounting Bulletin (“SAB”) Topic 14 due to the increased number and amount of options and option compensation. The Company has reclassified all prior quarters’ amounts out of general and administrative expense to the appropriate income statement line in accordance with this approach.

Paragraph IV litigation costs	Paragraph IV Litigation Costs: Legal costs incurred by the Company in the enforcement of the Company’s intellectual property rights are charged to expense as incurred.
Income taxes

Income taxes:  Income taxes are accounted for using the liability method, under which deferred taxes are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax laws that will be in effect when the differences are expected to reverse.

Management evaluates the Company’s tax positions in accordance with guidance on accounting for uncertainty in income taxes. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not that the position will be sustained upon examination. As of December 31, 2017 and 2016, the Company has unrecognized tax benefits associated with uncertain tax positions in the consolidated financial statements. These uncertain tax positions were netted against net operating losses (NOL’s) with no separate reserve for uncertain tax positions required.

Deferred tax assets should be reduced by a valuation allowance if current evidence indicates that it is considered more likely than not that these benefits will not be realized. In evaluating the objective evidence that historical results provide, the Company considered that three years of cumulative operating losses was significant negative evidence outweighing projections for future taxable income. Therefore, at December 31, 2017 and 2016, the Company has determined that it is more likely than not that the deferred tax assets will not be realized. Accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero. The Company may not ever be able to realize the benefit of some or all of the federal and state loss carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Warrants

Warrants:  The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as derivative liabilities are recorded on the Company’s balance sheet at their fair value on the date of issuance and prior to completion of the Company’s IPO were revalued at each subsequent balance sheet date, with fair value changes recognized as increases or reductions to other income (expense) in the statements of operations. The Company estimates the fair value of its derivative liabilities using third party valuation analysis that utilizes option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life, yield, and risk-free interest rate. Prior to the closing of the IPO, the Company’s Series C warrants were determined to be derivative liabilities and they were revalued at each subsequent balance sheet date. Upon closing the IPO, the warrants issued in conjunction with the Series C financing were exchanged in a cashless exercise for 947,185 shares of Series C which converted into 78,926 shares of the Company’s common stock. The remaining Series C warrants issued with the senior debt to purchase 170,000 pre-split shares of Series C (“Hercules Warrants”) were converted into warrants to purchase 70,833 shares of the Company’s common stock and the warrant liability was reclassified to Additional Paid in Capital within Stockholders’ Equity (Deficit).

Recent accounting pronouncements

Recent accounting pronouncements:  In May 2017, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This ASU clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the modification. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. This standard became effective for the Company on January 1, 2018. The adoption of this standard is not expected to have a material impact on the Company’s consolidated results of operations or financial position.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU was designed to reduce the diversity in practice of how the eight specified items are presented and classified in the statement of cash flows, including debt prepayment or debt extinguishment costs. The amendments are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those years. The Company believes the amendments will not have a significant effect on its ongoing financial reporting as the Company has classified its debt prepayment and debt extinguishment costs in the Consolidated Statements of Cash Flows in accordance with the amendments.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation—Improvements to Employee Share-Based Payment Accounting (Topic 718). For public companies, areas of accounting for share-based payment that this ASU was designed to simplify include: the income tax consequences, the accounting policy for forfeitures, the classification of awards as either equity or liabilities and the classification on the statement of cash flows. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2016, including interim periods within those years. The adoption of this standard does not have a material impact on the Company’s business, financial position, results of operations or liquidity.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and 2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those years. The new standard must be adopted using a modified retrospective transition and requires application of the new guidance at the beginning of the earliest comparative period presented. The Company is evaluating the effect that the standard will have on its consolidated financial statements and related disclosures and has not determined the expected impact at this time.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (the “New Revenue Standard”). The New Revenue Standard replaces transaction-and industry-specific revenue recognition guidance under current U.S. GAAP with a principles-based approach for determining revenue recognition. The New Revenue Standard requires an entity to recognize the amount of revenue based on the value of transferred goods or services to customers. There is also additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customer.

The New Revenue Standard became effective for the Company on January 1, 2018. For purposes of providing comparable periods upon adoption, the Company applied the full retrospective transition method, which required the Company to restate each prior reporting period presented. The impact of the New Revenue Standard relates to the Company’s accounting for branded net product sales. There are no changes to the net product sales of generic Tussionex revenue since the Company has estimated product returns since inception of recognizing revenue in August 2014.

As a result, the Company revised its results for branded net product sales revenue which commenced in May 2016 with the launch of Adzenys XR-ODT for the years ended December 31, 2016 and 2017 and applicable interim periods within those years, as if the New Revenue Standard had been effective for those periods. No revisions are required for the year ended December 31, 2015 with the adoption of the New Revenue Standard.

The Company implemented internal controls and key system functionality to enable the preparation of financial information and reached conclusions on key accounting assessments related to the New Revenue Standard, including management’s assessment that the impact of accounting for costs incurred to obtain a contract is immaterial.

Under the New Revenue Standard, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those good or services. Therefore, the Company is required to make estimates of the net sales price, including estimates of variable consideration (e.g., savings offers, prompt payment discounts, product returns, wholesaler fees and estimated rebates) to be incurred on the selling price of the respective branded product sales, and recognize the estimated amount as revenue, when it transfers control of the product to its customers (e.g., upon shipment or delivery). Variable consideration must be determined using either an expected value or most likely amount method. The estimate of variable consideration is also subject to a constraint such that some or all of the estimated amount of variable consideration will only be included in the transaction price to the extent that it is probable that a significant reversal of revenue (in the context of the contract) will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Estimating variable consideration and the related constraint require the use of significant management judgment and other market data. To implement the New Revenue Standard, the Company analyzed recent branded product return history and other market data obtained from its 3PLs to determine a reliable return rate. Additionally, management analyzed historical savings offers, prompt payment discounts, wholesaler fees and rebates payments based on patient prescriptions dispensed of Adzenys XR-ODT, Cotempla XR-ODT and information obtained from third-party providers to determine these respective variable considerations. Management has concluded that estimates of the above variable considerations are reasonably constrained, and estimates can be used for recognizing branded total gross product sales less gross to net sales adjustments as revenue beginning January 1, 2018. Refer to Impacts to Previously Reported Results below for the impact of adoption of the New Revenue Standard included in the Company’s condensed consolidated statements of operations.

Adoption of the New Revenue Standard resulted in the recognition of additional net branded product sales revenue of $2.1 million and $0.9 million for years ended December 31, 2017 and 2016, respectively, partially offset by associated increased cost of goods sold of $1.6 million and $0.3 million, respectively. As a result, the net loss reported was reduced by $0.5 million and $0.6 million reflecting the gross profit from the accelerated revenue and associated cost of goods sold for years ended December 31, 2017 and 2016, respectively. The net loss per share of common stock, basic and diluted reported was improved by $0.02 and $0.03 per share for December 31, 2017 and 2016, respectively. The adoption of the New Revenue Standard reduced the net operating loss carry forward for 2017 and 2016, respectively; however, there was no impact to the provision for income taxes because the Company’s deferred tax asset benefits are fully reserved for December 31, 2017 and 2016, respectively. In addition, adoption of the New Revenue Standard resulted in a decrease in reported total current assets by $3.2 million and $0.6 million as of December 31, 2017 and 2016, respectively, due to the elimination of deferred cost of goods sold and wholesaler fees. Reported total current liabilities decreased by $4.3 million and $1.2 million as of December 31, 2017 and 2016, respectively, due to the elimination of deferred revenue partially offset by increases in accrued expenses for contract obligations related to savings offers, product returns and rebates. See Impacts to Previously Reported Results below for the impact of adoption of the New Revenue Standard on the Company’s consolidated financial statements.

Impacts to Previously Reported Results

Adoption of the new revenue standard impacted the Company’s reported results as follows:

	Year Ended December, 31
	2017			2016
Condensed consolidated statements of operations:	As Reported	New Revenue Standard Adjustment	As Adjusted	As Reported	New Revenue Standard Adjustment	As Adjusted
	(In thousands, except per share data)
Revenue: net product sales	$25,018	$2,114	$27,132	$9,154	$879	$10,033
Cost of goods sold	12,391	1,639	14,030	11,437	297	11,734
Gross profit (loss)	12,627	475	13,102	(2,283)	582	(1,701)
Net loss attributable to common stock	(66,247)	475	(65,772)	(83,333)	582	(82,751)
Net loss per share of common stock, basic and diluted	(2.68)	0.02	(2.66)	(5.19)	0.03	(5.16)

	December 31,
	2017			2016
Condensed consolidated statements of balance sheet:	As Reported	New Revenue Standard Adjustment	As Adjusted	As Reported	New Revenue Standard Adjustment	As Adjusted
	(In thousands)
Inventories	$13,459	$(1,727)	$11,732	$5,767	$(225)	$5,542
Other current assets	5,093	(1,518)	3,575	2,865	(346)	2,519
Total current assets	82,640	(3,245)	79,395	55,269	(571)	54,698
Accrued expenses	10,570	10,374	20,944	5,264	2,509	7,773
Deferred revenue	14,676	(14,676)	—	3,662	(3,662)	—
Total current liabilities	37,602	(4,302)	33,300	21,645	(1,153)	20,492
Accumulated deficit	(266,365)	1,057	(265,308)	(200,118)	582	(199,536)
Total liabilities and stockholder’s equity	107,353	(3,245)	104,108	80,142	(571)	79,571

Adoption of the New Revenue Standard had no impact to cash from or used in operating, financing, or investing on the Company’s consolidated statements of cash flows.